UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05336

Prudential Institutional Liquidity Portfolio, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code:  800-225-1852

Date of fiscal year end:  3/31/2010

Date of reporting period:  9/30/2009

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT

SEPTEMBER 30, 2009

PRUDENTIAL

INSTITUTIONAL LIQUIDITY PORTFOLIO, INC./

INSTITUTIONAL MONEY MARKET SERIES

FUND TYPE

Money market

OBJECTIVE

High current income consistent with the

preservation of principal and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

The accompanying financial statements as of September 30, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Your Fund’s Performance

Fund objective

The investment objective of the Prudential Institutional Liquidity Portfolio, Inc. (PILP)/Institutional Money Market Series (the Fund) is high current income consistent with the preservation of principal and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, visit our websites at www.prudential.com and www.jennisondryden.com. Gross operating expenses: Class A, 0.44%; Class I, 0.32%. Net operating expenses apply to: Class A, 0.25%; Class I, 0.20%, after contractual reduction through 7/31/2010.

Fund Facts as of 9/30/09
	7-Day Current Yield†	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
PILP Class A*	0.25%	$1.00	37 Days	$452.6
PILP Class I**	0.30%	$1.00	37 Days	$348.7
iMoneyNet, Inc. Prime Institutional Universe Average***	0.13%	N/A	48 Days	N/A

† The 7-Day Current Yields for Class A and Class I are net of expense reimbursements, management and distribution fee waivers. Without such expense reimbursements, management and distribution fee waivers, the yields would have been lower.

* Class A shares are subject to distribution and service (12b-1) fees.

** Class I shares are not subject to distribution and service (12b-1) fees.

*** iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Institutional Universe Average category as of September 29, 2009, the closest date before the end of the Fund’s current reporting period.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	1

Your Fund’s Performance (continued)

Institutional Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Yields would have been lower without expense reimbursements, management and distribution fee waivers. Current performance may be lower or higher than the past performance data quoted. The investment return will fluctuate, and although the Fund seeks to preserve the net asset value at $1 per share, principal value may fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, visit our websites at www.prudential.com and www.jennisondryden.com.

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Past performance does not guarantee future results. The graphs portray weekly 7-day current yields and weekly WAMs, respectively, for the PILP/Institutional Money Market Series and the iMoneyNet, Inc. Prime Institutional Universe Average every Tuesday from March 31, 2009 to September 29, 2009, the closest dates before the beginning and end of the Fund’s current reporting period. The data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of September 30, 2009.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2009, at the beginning of the period, and held through the six-month period ended September 30, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Institutional Liquidity Portfolio, Inc./ Institutional Money Market Series		Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Annualized Expense Ratio Based on the Six-Month Period*	Expenses Paid During the Six-Month Period**

Class A	Actual	$1,000.00	$1,002.30	0.25%	$1.25
	Hypothetical	$1,000.00	$1,023.82	0.25%	$1.27

Class I	Actual	$1,000.00	$1,002.60	0.20%	$1.00
	Hypothetical	$1,000.00	$1,024.07	0.20%	$1.01

* Net of expense reimbursements, management and distribution fee waivers.

** Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2009, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2010 (to reflect the six-month period).

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	5

Portfolio of Investments

as of September 30, 2009 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 26.7%
	Bank of America NA
$25,000	0.350%, 1/28/10	$25,000,000
	Barclays Bank PLC
15,000	2.000%, 10/7/09	15,000,000
30,000	2.000%, 10/9/09	30,000,000
	BNP Paribas Bank
19,000	0.250%, 12/8/09	19,000,000
	Royal Bank of Scotland PLC
10,000	0.360%, 11/30/09	10,000,000
	State Street Bank & Trust Co.
20,000	0.210%, 11/12/09	20,000,000
15,000	0.300%, 10/13/09	15,000,000
	Sumitomo Mitsui Banking Corp./New York
40,000	0.250%, 10/27/09	40,000,000
	UBS AG
40,000	0.660%, 1/29/10	40,000,000

		214,000,000

Commercial Paper 38.7%
	Australia & New Zealand Banking Group Ltd., 144A
30,000	1.297%, 10/2/09(a)	29,999,999
	AXA SA, 144A
7,000	0.230%, 10/8/09(b)	6,999,687
	BPCE SA, 144A
10,000	0.420%, 11/24/09(b)	9,993,700
	GDF SUEZ, 144A
15,000	0.200%, 10/19/09(b)	14,998,500
12,000	0.200%, 10/21/09(b)	11,998,667
10,000	0.200%, 10/27/09(b)	9,998,556
	JPMorgan Chase Funding, Inc., 144A
10,000	0.280%, 11/4/09(b)	9,997,356
25,000	0.280%, 11/13/09(b)	24,991,638
	New York Life Capital Corp.
3,000	0.230%, 10/7/09(b)	2,999,885
3,000	0.250%, 11/10/09(b)	2,999,167
	New York Life Capital Corp., 144A
15,000	0.230%, 10/22/09(b)	14,997,988
	Old Line Funding LLC, 144A
5,000	0.200%, 10/14/09(b)	4,999,639
	Procter & Gamble International Funding, Inc., 144A
10,000	0.250%, 12/1/09(b)	9,995,764

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	7

Portfolio of Investments

as of September 30, 2009 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (Continued)
	Standard Chartered Bank, 144A
$7,000	0.250%, 10/5/09(b)	$6,999,806
	Straight-A Funding LLC, 144A
5,000	0.230%, 12/8/09(b)	4,997,828
12,000	0.260%, 11/16/09(b)	11,996,013
6,000	0.270%, 11/9/09(b)	5,998,245
17,000	0.270%, 11/12/09(b)	16,994,645
	Swedbank AB, Gtd. By Kingdom of Sweden, 144A
15,000	0.820%, 2/17/10(b)	14,952,508
5,000	0.850%, 2/11/10(b)	4,984,299
16,000	0.890%, 2/10/10(b)	15,947,787
	Total Capital Canada Ltd., 144A
25,000	0.270%, 10/15/09(b)	24,997,374
	Toyota Credit Canada, Inc.
12,000	0.220%, 10/27/09(b)	11,998,093
	U.S. Bancorp
20,000	0.250%, 12/7/09(b)	19,990,694
	U.S. Bank National Association
15,000	0.210%, 12/21/09(b)	14,992,913

		309,820,751

Municipal Variable Rate Demand Notes 1.6%
	Lower Neches Valley Auth. Tex. Indl. Dev. Corp. Exempt Facs. Rev., ExxonMobil Proj., Rfdg., Ser. A-2,
1,325	0.240%, 8/1/22(a)	1,325,000
	Sacramento Cnty. Santn. Dist. of Calif. Fing. Auth. Rev., Var. Sub. Lien Santn. Dist. D., Rfdg., LOC, Bank of America, Exp. 6/11/11,
3,400	0.280%, 12/1/39(a)	3,400,000
	Santa Clara Calif. Elec. Rev., Var. Sub., Ser. A LOC, Bank of America, Exp. 4/23/11,
8,510	0.280%, 7/1/34(a)	8,510,000

		13,235,000

Other Corporate Obligations 5.4%
	Bank of America NA
20,000	0.546%, 7/29/10(a)(e)	20,000,000
	Citigroup Funding, Inc., MTN
23,000	0.591%, 7/30/10(a)(e)	23,000,000

		43,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreement 3.3%
$ 26,766	UBS Securities LLC 0.100% , dated 9/30/09, due 10/1/09 in the amount of $26,766,074 (cost $26,766,000; collateralized by $27,130,000 Citigroup Funding, Inc., FDIC Gtd. Notes, 1.250%, Maturity date 6/3/11, the value of the collateral including accrued interest was $27,304,929)	$26,766,000

U.S. Government & Agency Obligations 8.7%
	Federal Home Loan Bank, Discount Note
10,000	0.200%, 10/2/09(b)	9,999,944
25,000	0.220%, 10/27/09(b)	24,996,028
	Federal National Mortgage Association
25,000	0.400%, 7/13/10(a)	24,986,838
	Federal National Mortgage Association, Discount Note
10,000	0.203%, 11/2/09(b)	9,998,222

		69,981,032

Shares

Affiliated Money Market Mutual Fund 15.5%
123,837,750	Dryden Core Investment Fund—Taxable Money Market Series (cost $123,837,750; Note 3)(c)	123,837,750

	Total Investments 99.9% (amortized cost $800,640,533)(d)	800,640,533
	Other assets in excess of liabilities 0.1%	655,026

	Net Assets 100.0%	$801,295,559

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN—Medium Term Note

LOC—Letter of Credit

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at September 30, 2009.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(e)	FDIC Guaranteed issued under temporary liquidity guarantee program.

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	9

Portfolio of Investments

as of September 30, 2009 (Unaudited) continued

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Series’ assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$214,000,000	$—
Commercial Paper	—	309,820,751	—
Municipal Variable Rate Demand Notes	—	13,235,000	—
Other Corporate Obligations	—	43,000,000	—
Repurchase Agreement	—	26,766,000	—
U.S. Government & Agency Obligations	—	69,981,032	—
Affiliated Money Market Mutual Fund	123,837,750	—	—

	123,837,750	676,802,783	—
Other Financial Instruments*	—	—	—

Total	$123,837,750	$676,802,783	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of March 31, 2009 and September 30, 2009, the Series did not use any significant unobservable inputs (Level 3) in determining the value of investments.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2009 were as follows:

Commercial Banks	39.8%
Financial Services	25.1
Affiliated Money Market Mutual Fund	15.5
Agency	8.7
Energy	4.7
Life Insurance	2.7
Municipal Demand Notes	1.6
Retails	1.2
Asset-Backed Securities	0.6

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	11

Statement of Assets and Liabilities

as of September 30, 2009 (Unaudited)

Assets
Investments, at amortized cost which approximates fair value:
Unaffiliated investments	$676,802,783
Affiliated investments	123,837,750
Cash	209
Dividends and interest receivable	912,118
Prepaid expenses	21,930

Total assets	801,574,790

Liabilities
Accrued expenses	110,846
Management fee payable	50,563
Affiliated transfer agent fee payable	44,384
Dividends payable	41,905
Distribution fee payable	19,461
Deferred directors’ fees	12,072

Total liabilities	279,231

Net Assets	$801,295,559

Net assets were comprised of:
Common stock, at par	$801,296
Paid-in capital in excess of par	800,494,263

Net assets, September 30, 2009	$801,295,559

Class A
Net asset value, offering price and redemption price per share ($452,598,624 ÷ 452,598,624 shares of $.001 par value common stock issued and outstanding)	$1.00

Class I
Net asset value, offering price and redemption price per share ($348,696,935 ÷ 348,696,935 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Six Months Ended September 30, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$3,014,920
Affiliated dividend income	328,192

Total income	3,343,112

Expenses
Management fee	932,863
Distribution fee—Class A	317,076
U.S. Treasury Money Market Fund Guarantee Program Fee (Note 7)	248,052
Transfer agent’s fees and expenses (including affiliated expense of $131,200) (Note 3)	137,000
Custodian’s fees and expenses	54,000
Registration fees	42,000
Directors’ fees	29,000
Legal fees and expenses	22,000
Insurance expenses	18,000
Reports to shareholders	14,000
Audit fee	10,000
Miscellaneous expenses	14,865

Total expenses	1,838,856
Less: Expense Subsidy (Note 4)	(339,335)
Management fee waiver (Note 2)	(233,216)
Distribution fee waiver (Note 2)	(184,961)

Net expenses	1,081,344

Net investment income	2,261,768

Realized Gain On Investments
Net realized gain on investment transactions	18,897

Net Increase In Net Assets Resulting From Operations	$2,280,665

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	13

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2009	Year Ended March 31, 2009
Decrease In Net Assets
Operations
Net investment income	$2,261,768	$28,163,109
Net realized gain on investment transactions	18,897	130,737

Net increase in net assets resulting from operations	2,280,665	28,293,846

Dividends and distributions (Note 1)
Class A	(1,236,545)	(16,235,067)
Class I	(1,044,120)	(12,058,779)

	(2,280,665)	(28,293,846)

Series share transactions (Net of conversions) (Note 6)
Net proceeds from shares sold	1,021,602,951	4,205,583,566
Net asset value of shares issued in reinvestment of dividends and distributions	2,121,272	26,289,110
Cost of shares reacquired	(1,208,195,077)	(5,005,841,261)

Net decrease in net assets from Series share transactions	(184,470,854)	(773,968,585)

Total decrease	(184,470,854)	(773,968,585)

Net Assets
Beginning of period	985,766,413	1,759,734,998

End of period	$801,295,559	$985,766,413

See Notes to Financial Statements.

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Notes to Financial Statements

(Unaudited)

Prudential Institutional Liquidity Portfolio, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was organized as a corporation under the laws of Maryland on September 1, 1987. The Fund consists of two series—the Institutional Money Market Series (the “Series”) and the Liquid Assets Series. The Liquid Assets Series has not yet commenced operations. The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the 2 highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Portfolio securities of the Series are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Series may hold up to 10% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”).

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	15

Notes to Financial Statements

(Unaudited) continued

Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series’ policy that its custodian or designated sub-custodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

Loan Participations: The Series may invest in loan participations. When the Series purchases a loan participation, the Series typically enters into a contractual relationship with the lender or third party selling such participations, (“Selling Participant”), but not the borrower. As a result, the Series assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Series and the borrower. The Series may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participant.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Dividend income is recorded on ex-dividend date. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective classes) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment

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companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM’s performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .20 of 1% of the Series’ average daily net assets. PI has contractually agreed to waive a portion (.05 of 1% of the Series’ average daily net assets) of its management fee, which amounted to $233,216 ($.0003 per share) for the six months ended September 30, 2009. The Series is not required to reimburse PI for such waiver.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series’ Class A and Class I shares. The Series compensates PIMS for distributing and servicing the Series’ Class A shares, pursuant to the plan of distribution at an annual rate of .12 of 1% of the Series’ average daily net assets of the Class A shares. PIMS has contractually agreed to waive a portion (.07 of 1% of the Series’ average daily net assets of the Class A shares) of the distribution fee, which amounted to $184,961 ($.0004 per Class A share) for the six months ended September 30, 2009. The Series is not required to reimburse

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	17

Notes to Financial Statements

(Unaudited) continued

PIMS for such waiver. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series.

PI has voluntarily agreed to limit the distribution and service (12b-1) fees and/or management fees of each class of shares of the Series such that the 1-day yield (without gain or loss) does not fall below 0.50%. Effective March 16, 2009, that threshold was reduced to 0.25% and subsequently, effective May 6, 2009, was reduced to 0.10%. The waiver/reimbursement is voluntary and may be modified or terminated by PI at any time without notice. During the six months ended September 30, 2009, PI has not reimbursed the Fund as a result of this voluntary agreement.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended September 30, 2009, the Series incurred approximately $9,900 in total networking fees, of which approximately $8,500 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Expense Subsidy

PI has contractually agreed to subsidize operating expenses so that total Series operating expenses do not exceed .20% and .15% of the average daily net assets of

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the Class A and Class I shares, respectively. For the six months ended September 30, 2009, such reimbursement amounted to $339,335 ($.0004 per share for Class A and I shares; .07 of 1% of the Series’ average daily net assets).

Note 5. Tax Information

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2009, no provision for income tax would be required in the Series’ financial statements. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A and Class I shares. Class A shareholders of the Series who satisfy the minimum purchase requirements to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis.

There are 10 billion authorized shares of common stock, $.001 par value per share, divided into 5 billion authorized Class A shares and 5 billion authorized Class I shares.

As of September 30, 2009 Prudential owned $13,152,561 Class A shares and $168,936,992 Class I shares.

Class A	Share and Dollar Amounts
Six months ended September 30, 2009:
Shares sold	150,623,067
Shares issued in reinvestment of dividends and distributions	1,103,723
Shares reacquired	(260,115,766)

Net increase (decrease) in shares outstanding before conversion	(108,388,976)
Shares reacquired upon conversion into Class I	(17,261,413)

Net increase (decrease) in shares outstanding	(125,650,389)

Year ended March 31, 2009:
Shares sold	807,478,540
Shares issued in reinvestment of dividends and distributions	14,422,101
Shares reacquired	(1,155,063,936)

Net increase (decrease) in shares outstanding before conversion	(333,163,295)
Shares reacquired upon conversion into Class I	(87,509,878)

Net increase (decrease) in shares outstanding	(420,673,173)

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	19

Notes to Financial Statements

(Unaudited) continued

Class I	Share and Dollar Amounts
Six months ended September 30, 2009:
Shares sold	870,979,884
Shares issued in reinvestment of dividends and distributions	1,017,549
Shares reacquired	(948,079,311)

Net increase (decrease) in shares outstanding before conversion	(76,081,878)
Shares issued upon conversion from Class A	17,261,413

Net increase (decrease) in shares outstanding	(58,820,465)

Year ended March 31, 2009:
Shares sold	3,398,105,026
Shares issued in reinvestment of dividends and distributions	11,867,009
Shares reacquired	(3,850,777,325)

Net increase (decrease) in shares outstanding before conversion	(440,805,290)
Shares issued upon conversion from Class A	87,509,878

Net increase (decrease) in shares outstanding	(353,295,412)

Note 7. Other

During the reporting period, with the approval of the Board of Directors, the Series participated in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”) through its expiration on September 18, 2009. In connection with the participation, the Series incurred $248,052 in fees which was .05% of average daily net assets.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through November 24, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Financial Highlights

(Unaudited)

SEPTEMBER 30, 2009	SEMIANNUAL REPORT

Prudential Institutional Liquidity Portfolio, Inc./

Institutional Money Market Series

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended September 30, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains(b)	.002
Dividends and distributions to shareholders	(.002)

Net asset value, end of period	$1.00

Total Return(a):	.23%
Ratios/Supplemental Data:
Net assets, end of period (000)	$452,599
Average net assets (000)	$527,016
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(b)	.25	%(f)(g)
Expenses, excluding distribution and service (12b-1) fees(c)	.20	%(f)(g)
Net investment income(b)	.46	%(f)(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Net of management and distribution fee waiver and expense subsidy (Notes 2 and 4).
(c)	Net of management fee waiver and expense subsidy (Notes 2 and 4).
(d)	Does not include expenses of the underlying fund in which the Series invests.
(e)	Includes 0.02% of the U.S. Treasury Money Market Fund Guarantee Program Fee.
(f)	Includes 0.05% of the U.S. Treasury Money Market Fund Guarantee Program Fee.
(g)	Annualized.

See Notes to Financial Statements.

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Class A
Year Ended March 31,
2009		2008	2007	2006	2005

$1.00		$1.00	$1.00	$1.00	$1.00

.020		.048	.051	.036	.016
(.020)		(.048)	(.051)	(.036)	(.016)

$1.00		$1.00	$1.00	$1.00	$1.00

2.03%		4.97%	5.22%	3.63%	1.55%

$578,249		$998,922	$938,261	$472,993	$268,561
$768,276		$1,045,667	$734,585	$323,012	$317,021

.22	%(e)	.20%	.20%	.20%	.20%
.17	%(e)	.15%	.15%	.15%	.15%
2.10	%(e)	4.83%	5.11%	3.71%	1.54%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	23

Financial Highlights

(Unaudited) continued

	Class I
	Six Months Ended September 30, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains(b)	.003
Dividends and distributions to shareholders	(.003)

Net asset value, end of period	$1.00

Total Return(a):	.26%
Ratios/Supplemental Data:
Net assets, end of period (000)	$348,697
Average net assets (000)	$403,298
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(b)	.20	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees(b)	.20	%(e)(f)
Net investment income(b)	.51	%(e)(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Net of management fee waiver and expense subsidy (Notes 2 and 4).
(c)	Does not include expenses of the underlying fund in which the Series invests.
(d)	Includes 0.02% of the U.S. Treasury Money Market Fund Guarantee Program Fee.
(e)	Includes 0.05% of the U.S. Treasury Money Market Fund Guarantee Program Fee.
(f)	Annualized.

See Notes to Financial Statements.

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Class I
Year Ended March 31,
2009		2008	2007	2006	2005

$1.00		$1.00	$1.00	$1.00	$1.00

.021		.049	.051	.037	.016
(.021)		(.049)	(.051)	(.037)	(.016)

$1.00		$1.00	$1.00	$1.00	$1.00

2.08%		5.02%	5.27%	3.68%	1.60%

$407,517		$760,813	$1,076,155	$978,531	$1,380,740
$554,845		$995,820	$988,027	$1,127,926	$1,547,937

.17	%(d)	.15%	.15%	.15%	.15%
.17	%(d)	.15%	.15%	.15%	.15%
2.16	%(d)	4.90%	5.13%	3.60%	1.53%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	25

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Institutional Money Market Series (the “Fund”)1 consists of 11 individuals, 10 of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the JennisonDryden Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2-4, 2009 and approved the renewal of the agreements through July 31, 2010, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five- and ten-year periods ending December 31, 2008, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its

1 Institutional Money Market Series is a series of The Prudential Institutional Liquidity Portfolio, Inc.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series

Approval of Advisory Agreements (continued)

shareholders. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 2-4, 2009.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to

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both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Institutional Money Market Funds Performance Universe) was in the second quartile for the three-, five-, and ten-year periods, and was in the third quartile for the one-year period. The Board also noted that the Fund performed competitively against its benchmark index median over all periods. The Board concluded that, in light of the Fund’s competitive long-term performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, waivers or expense caps) and total expenses both ranked in the Expense Group’s first quartile. The Board considered that PI has agreed to reimburse and/or waive fees so that the Fund’s annual operating expenses do not exceed 0.15% (exclusive of 12b-1 fees and certain other fees) of the Fund’s average daily net assets and to waive 0.05% of the management fee; the Board agreed that PI should not discontinue the existing cap on Fund expenses or the existing management fee waiver. The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series

Approval of Advisory Agreements (continued)

assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the advisory fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to the reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 521-7466	www.prudential.com www.jennisondryden.com

PROXY VOTING
The Board of Directors of PILP has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s websites and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice •
Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer •
Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary •
John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary •
M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9656 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our websites at www.prudential.com and www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s websites as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PILP/Institutional Money Market Series
Share Class	Class A	Class I
NASDAQ	PIMXX	PLPXX
CUSIP	744350109	744350604

MF137E2    0166236-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Institutional Liquidity Portfolio, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 23, 2009

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 23, 2009

*	Print the name and title of each signing officer under his or her signature.